Condensed Consolidating Financial Information - Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 3,263.4	$ 3,282.1	$ 4,357.0
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	16,681.3	17,015.2	17,312.4
Equity securities, available-for-sale	51.6	66.8	206.9
Mortgage loans on real estate	1,580.0	1,991.8	1,542.5
Loan - Dutch State obligation	0	1,781.9	505.6
Limited partnerships/corporations	466.1	895.9	121.3
Acquisition of:
Fixed maturities	(19,014.8)	(17,292.3)	(18,598.9)
Equity securities, available-for-sale	(47.6)	(41.8)	(52.7)
Mortgage loans on real estate	(2,206.0)	(1,969.0)	(2,057.9)
Limited partnerships/corporations	(97.0)	(178.9)	(156.4)
Short-term investments, net	4,943.1	(2,397.4)	(763.2)
Policy loans, net	53.3	63.6	127.9
Derivatives, net	(2,623.7)	(1,395.8)	(1,216.7)
Other investments, net	53.0	43.4	(8.4)
Sales from consolidated investment entities	3,203.0	1,781.7	2,422.8
Purchase of consolidated investment entities	(4,257.9)	(2,851.6)	(3,044.6)
Maturity of intercompany loans issued with maturities more than three months	0		0
Net maturity of short-term intercompany loans to subsidiaries	0	0	0
Return of capital contributions from subsidiaries	0	0	0
Capital contributions to subsidiaries	0	0	0
Collateral received (delivered), net	(629.3)	139.9	756.7
Purchases of fixed assets, net	(40.7)	(29.3)	(32.9)
Other, net	0	0	(16.1)
Net cash used in investing activities	(1,885.6)	(2,375.9)	(2,951.7)
Cash Flows from Financing Activities:
Deposits received for investment contracts	12,893.9	16,118.8	16,571.1
Maturities and withdrawals from investment contracts	(14,301.0)	(19,033.4)	(16,746.6)
Proceeds from issuance of debt with maturities of more than three months	2,146.8	3,049.6	606.5
Repayment of debt with maturities of more than three months	(2,697.4)	(902.5)	(573.8)
Short-term debt	(171.6)	(309.1)	(1,905.0)
Debt issuance costs	(26.5)	(38.8)	0
Intercompany loans with maturities of more than three months	0		0
Net (repayments of) proceeds from loans to subsidiaries	0	0	0
Dividends to parent	0	0	0
Return of capital contributions to parent	0	0	0
Contributions of capital from parent	0	0	0
Borrowings of consolidated investment entities	196.5	152.6	138.9
Repayments of borrowings of consolidated investment entities	(128.2)	(56.6)	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	1,197.3	1,262.0	647.7
Proceeds from issuance of common stock	571.6	0	0
Dividends paid	(5.2)	0	0
Net cash (used in) provided by financing activities	(323.8)	242.6	(1,382.6)
Net increase in cash and cash equivalents	1,054.0	1,148.8	22.7
Cash and cash equivalents, beginning of year	1,786.8	638.0	615.3
Cash and cash equivalents, end of year	2,840.8	1,786.8	638.0
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	203.4	59.7	134.4
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0
Equity securities, available-for-sale	14.5	27.2	21.2
Mortgage loans on real estate	0	0	0
Loan - Dutch State obligation		0	0
Limited partnerships/corporations	0	0	0
Acquisition of:
Fixed maturities	0	0	0
Equity securities, available-for-sale	(19.6)	(14.0)	(12.5)
Mortgage loans on real estate	0	0	0
Limited partnerships/corporations	0	0	0
Short-term investments, net	0	0	0
Policy loans, net	0	0	0
Derivatives, net	(6.6)	0	(410.4)
Other investments, net	0	0	0
Sales from consolidated investment entities	0	0	0
Purchase of consolidated investment entities	0	0	0
Maturity of intercompany loans issued with maturities more than three months	2.3	0	13.9
Net maturity of short-term intercompany loans to subsidiaries	(136.6)	102.3	856.3
Return of capital contributions from subsidiaries	1,434.0	813.0	200.0
Capital contributions to subsidiaries	(2,062.0)	(400.0)	(377.0)
Collateral received (delivered), net	27.7	7.2	(2.5)
Purchases of fixed assets, net	0	0	0
Other, net	0		0
Net cash used in investing activities	(746.3)	535.7	289.0
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0
Maturities and withdrawals from investment contracts	0	0	0
Proceeds from issuance of debt with maturities of more than three months	2,146.8	3,048.5	548.5
Repayment of debt with maturities of more than three months	(1,370.4)	(902.5)	(573.8)
Short-term debt	(171.6)	(309.1)	(359.0)
Debt issuance costs	(26.5)	(38.8)
Intercompany loans with maturities of more than three months	0		0
Net (repayments of) proceeds from loans to subsidiaries	(319.1)	(2,037.3)	(40.8)
Dividends to parent	0	0	0
Return of capital contributions to parent	0	0	0
Contributions of capital from parent	0	0	0
Borrowings of consolidated investment entities	0	0	0
Repayments of borrowings of consolidated investment entities	0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0
Proceeds from issuance of common stock	571.6	0	0
Dividends paid	(5.2)	0	0
Net cash (used in) provided by financing activities	825.6	(239.2)	(425.1)
Net increase in cash and cash equivalents	282.7	356.2	(1.7)
Cash and cash equivalents, beginning of year	357.5	1.3	3.0
Cash and cash equivalents, end of year	640.2	357.5	1.3
Subsidiary Guarantor
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	83.3	50.5	48.7
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0
Equity securities, available-for-sale	14.0	12.0	15.7
Mortgage loans on real estate	0	0	0
Loan - Dutch State obligation		0	0
Limited partnerships/corporations	0	0	0
Acquisition of:
Fixed maturities	0	0	0
Equity securities, available-for-sale	(11.1)	(17.5)	(17.2)
Mortgage loans on real estate	0.4	0	0
Limited partnerships/corporations	0	0	0
Short-term investments, net	0	0	0
Policy loans, net	0	0	0
Derivatives, net	0	0	0
Other investments, net	0	1.3	1.0
Sales from consolidated investment entities	0	0	0
Purchase of consolidated investment entities	0	0	0
Maturity of intercompany loans issued with maturities more than three months	0		500.0
Net maturity of short-term intercompany loans to subsidiaries	58.0	(33.5)	425.4
Return of capital contributions from subsidiaries	1,077.0	720.0	9.6
Capital contributions to subsidiaries	(0.3)	0	(347.0)
Collateral received (delivered), net	0	0	0
Purchases of fixed assets, net	0	0	0
Other, net	(0.4)		0
Net cash used in investing activities	1,137.6	682.3	587.5
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0
Maturities and withdrawals from investment contracts	0	0	0
Proceeds from issuance of debt with maturities of more than three months	0	0	0
Repayment of debt with maturities of more than three months	(638.6)	0	0
Short-term debt	0	0	0
Debt issuance costs	0	0
Intercompany loans with maturities of more than three months	0		0
Net (repayments of) proceeds from loans to subsidiaries	125.4	0	(983.1)
Dividends to parent	0	0	0
Return of capital contributions to parent	(987.0)	(733.0)	0
Contributions of capital from parent	280.0	0	347.0
Borrowings of consolidated investment entities	0	0	0
Repayments of borrowings of consolidated investment entities	0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0
Proceeds from issuance of common stock	0
Dividends paid	0
Net cash (used in) provided by financing activities	(1,220.2)	(733.0)	(636.1)
Net increase in cash and cash equivalents	0.7	(0.2)	0.1
Cash and cash equivalents, beginning of year	0.4	0.6	0.5
Cash and cash equivalents, end of year	1.1	0.4	0.6
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	3,076.7	3,264.9	4,273.9
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	16,681.3	17,015.2	17,312.4
Equity securities, available-for-sale	23.1	27.6	170.0
Mortgage loans on real estate	1,580.0	1,991.8	1,542.5
Loan - Dutch State obligation		1,781.9	505.6
Limited partnerships/corporations	466.1	895.9	121.3
Acquisition of:
Fixed maturities	(19,014.8)	(17,292.3)	(18,598.9)
Equity securities, available-for-sale	(16.9)	(10.3)	(23.0)
Mortgage loans on real estate	(2,206.4)	(1,969.0)	(2,057.9)
Limited partnerships/corporations	(97.0)	(178.9)	(156.4)
Short-term investments, net	4,943.1	(2,397.4)	(763.2)
Policy loans, net	53.3	63.6	127.9
Derivatives, net	(2,617.1)	(1,395.8)	(806.3)
Other investments, net	53.0	42.1	(9.4)
Sales from consolidated investment entities	3,203.0	1,781.7	2,422.8
Purchase of consolidated investment entities	(4,257.9)	(2,851.6)	(3,044.6)
Maturity of intercompany loans issued with maturities more than three months	0		0
Net maturity of short-term intercompany loans to subsidiaries	261.1	2,070.8	(384.6)
Return of capital contributions from subsidiaries	0	0	0
Capital contributions to subsidiaries	0	0	0
Collateral received (delivered), net	(657.0)	132.7	759.2
Purchases of fixed assets, net	(40.7)	(29.3)	(32.9)
Other, net	0.4		(16.1)
Net cash used in investing activities	(1,643.4)	(321.3)	(2,931.6)
Cash Flows from Financing Activities:
Deposits received for investment contracts	12,893.9	16,118.8	16,571.1
Maturities and withdrawals from investment contracts	(14,301.0)	(19,033.4)	(17,246.6)
Proceeds from issuance of debt with maturities of more than three months	0	1.1	58.0
Repayment of debt with maturities of more than three months	(688.4)	0	0
Short-term debt	0	0	(1,546.0)
Debt issuance costs	0	0
Intercompany loans with maturities of more than three months	(2.3)		(13.9)
Net (repayments of) proceeds from loans to subsidiaries	11.2	(102.3)	126.8
Dividends to parent	(100.0)	(93.0)	(100.0)
Return of capital contributions to parent	(1,524.0)	(800.0)	(209.6)
Contributions of capital from parent	1,782.3	400.0	377.0
Borrowings of consolidated investment entities	196.5	152.6	138.9
Repayments of borrowings of consolidated investment entities	(128.2)	(56.6)	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	1,197.3	1,262.0	647.7
Proceeds from issuance of common stock	0
Dividends paid	0
Net cash (used in) provided by financing activities	(662.7)	(2,150.8)	(1,318.0)
Net increase in cash and cash equivalents	770.6	792.8	24.3
Cash and cash equivalents, beginning of year	1,428.9	636.1	611.8
Cash and cash equivalents, end of year	2,199.5	1,428.9	636.1
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(100.0)	(93.0)	(100.0)
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0
Equity securities, available-for-sale	0	0	0
Mortgage loans on real estate	0	0	0
Loan - Dutch State obligation		0	0
Limited partnerships/corporations	0	0	0
Acquisition of:
Fixed maturities	0	0	0
Equity securities, available-for-sale	0	0	0
Mortgage loans on real estate	0	0	0
Limited partnerships/corporations	0	0	0
Short-term investments, net	0	0	0
Policy loans, net	0	0	0
Derivatives, net	0	0	0
Other investments, net	0	0	0
Sales from consolidated investment entities	0	0	0
Purchase of consolidated investment entities	0	0	0
Maturity of intercompany loans issued with maturities more than three months	(2.3)		(513.9)
Net maturity of short-term intercompany loans to subsidiaries	(182.5)	(2,139.6)	(897.1)
Return of capital contributions from subsidiaries	(2,511.0)	(1,533.0)	(209.6)
Capital contributions to subsidiaries	2,062.3	400.0	724.0
Collateral received (delivered), net	0	0	0
Purchases of fixed assets, net	0	0	0
Other, net	0		0
Net cash used in investing activities	(633.5)	(3,272.6)	(896.6)
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0
Maturities and withdrawals from investment contracts	0	0	500.0
Proceeds from issuance of debt with maturities of more than three months	0	0	0
Repayment of debt with maturities of more than three months	0	0	0
Short-term debt	0	0	0
Debt issuance costs	0	0
Intercompany loans with maturities of more than three months	2.3		13.9
Net (repayments of) proceeds from loans to subsidiaries	182.5	2,139.6	897.1
Dividends to parent	100.0	93.0	100.0
Return of capital contributions to parent	2,511.0	1,533.0	209.6
Contributions of capital from parent	(2,062.3)	(400.0)	(724.0)
Borrowings of consolidated investment entities	0	0	0
Repayments of borrowings of consolidated investment entities	0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0
Proceeds from issuance of common stock	0
Dividends paid	0
Net cash (used in) provided by financing activities	733.5	3,365.6	996.6
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0